DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF

February 29, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 97.7%
Australia - 8.0%
BHP Group Ltd.	13,247	$378,931
Coles Group Ltd.	3,496	38,472
Fortescue Ltd.	4,495	75,895
Medibank Pvt Ltd.	7,029	16,431
Rio Tinto Ltd.	960	77,375
Santos Ltd.	8,440	38,910
Telstra Group Ltd.	10,338	25,715
Wesfarmers Ltd.	2,986	129,570
Woodside Energy Group Ltd.	4,951	97,876

(Cost $923,616)		879,175

Austria - 0.2%
OMV AG
(Cost $20,462)	386	17,018

Belgium - 0.2%
Ageas SA/NV
(Cost $21,248)	423	17,944

Brazil - 2.0%
Ambev SA	12,517	31,692
B3 SA - Brasil Bolsa Balcao	14,915	38,513
BB Seguridade Participacoes SA	1,870	12,548
CPFL Energia SA	475	3,383
Engie Brasil Energia SA	565	4,778
TIM SA	2,258	8,257
Vale SA	8,875	119,658

(Cost $227,692)		218,829

Canada - 4.0%
BCE, Inc.	183	6,795
Brookfield Asset Management Ltd., Class A	900	36,701
Canadian Tire Corp. Ltd., Class A	135	13,745
Great-West Lifeco, Inc.	741	22,836
IGM Financial, Inc.	242	6,361
Lundin Mining Corp.	1,715	13,567
Manulife Financial Corp.	4,730	112,326
Quebecor, Inc., Class B	411	9,618
Sun Life Financial, Inc.	1,528	81,202
Suncor Energy, Inc.	3,344	114,963
TELUS Corp.	1,322	23,070

(Cost $382,112)		441,184

Chile - 0.3%
Antofagasta PLC	1,018	23,404
Cia Sud Americana de Vapores SA	46,532	3,246
Enel Chile SA	69,910	4,195

(Cost $29,533)		30,845

China - 5.9%
China Coal Energy Co. Ltd., Class H	5,027	5,426
China Communications Services Corp. Ltd., Class H	6,134	2,609
China Construction Bank Corp., Class A	1,500	1,457
China Construction Bank Corp., Class H	251,308	156,650
China Feihe Ltd., 144A	10,000	4,982
China Hongqiao Group Ltd.	5,933	4,615
China Merchants Bank Co. Ltd., Class A	3,200	14,230
China Merchants Bank Co. Ltd., Class H	10,172	39,694
China Pacific Insurance Group Co. Ltd., Class A	1,200	4,267
China Pacific Insurance Group Co. Ltd., Class H	6,385	12,185
China Petroleum & Chemical Corp., Class A	5,000	4,337
China Petroleum & Chemical Corp., Class H	64,655	35,760
China Railway Group Ltd., Class H	11,350	5,538
China Shenhua Energy Co. Ltd., Class A	1,156	6,193
China Shenhua Energy Co. Ltd., Class H	8,538	32,990
China State Construction Engineering Corp. Ltd., Class A	4,800	3,564
China Tower Corp. Ltd., Class H, 144A	113,030	13,716
COSCO SHIPPING Holdings Co. Ltd., Class A	2,000	2,915
COSCO SHIPPING Holdings Co. Ltd., Class H	8,151	8,787
CRRC Corp. Ltd., Class H	10,902	5,626
Daqin Railway Co. Ltd., Class A	2,300	2,381
ENN Energy Holdings Ltd.	2,063	16,957
Gree Electric Appliances, Inc. of Zhuhai, Class A	400	2,168
Guanghui Energy Co. Ltd., Class A	1,300	1,351
Henan Shenhuo Coal & Power Co. Ltd., Class A	700	1,795
Henan Shuanghui Investment & Development Co. Ltd., Class A	600	2,433
Huaibei Mining Holdings Co. Ltd., Class A	600	1,578
Hunan Valin Steel Co. Ltd., Class A	1,600	1,263
Industrial & Commercial Bank of China Ltd., Class A	9,500	7,027
Industrial & Commercial Bank of China Ltd., Class H	170,212	87,837
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,253	676
Jiangsu Expressway Co. Ltd., Class H	2,966	3,050
Jiangxi Copper Co. Ltd., Class H	3,278	4,882
LB Group Co. Ltd., Class A	500	1,303
Lenovo Group Ltd.	21,224	23,504
Livzon Pharmaceutical Group, Inc., Class A	107	572
Longfor Group Holdings Ltd., 144A	5,148	6,497
New China Life Insurance Co. Ltd., Class A	300	1,366
New China Life Insurance Co. Ltd., Class H	2,455	4,729
People’s Insurance Co. Group of China Ltd., Class H	26,504	8,836
PICC Property & Casualty Co. Ltd., Class H	18,026	24,683
Postal Savings Bank of China Co. Ltd., Class A	4,926	3,316
Postal Savings Bank of China Co. Ltd., Class H, 144A	21,672	11,433

Qifu Technology, Inc., ADR	279	4,311
Shaanxi Coal Industry Co. Ltd., Class A	1,800	6,445
Shanghai Baosight Software Co. Ltd., Class B	1,400	3,150
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,806	2,907
Shanxi Coking Coal Energy Group Co. Ltd., Class A	700	1,132
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	600	2,152
Sichuan Road & Bridge Group Co. Ltd., Class A	1,500	1,699
Sinopharm Group Co. Ltd., Class H	3,378	9,471
TBEA Co. Ltd., Class A	1,000	2,067
Tianqi Lithium Corp., Class A	300	2,233
Tongwei Co. Ltd., Class A	700	2,574
Xinjiang Daqo New Energy Co. Ltd., Class A	275	1,115
Yankuang Energy Group Co. Ltd.,Class A	600	2,155
Yankuang Energy Group Co. Ltd.,Class H	5,905	13,637
Youngor Fashion Co. Ltd., Class A	1,100	1,122
Zangge Mining Co. Ltd., Class A	300	1,220
Zhongsheng Group Holdings Ltd.	2,158	3,958
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	1,800	1,999

(Cost $768,133)		648,525

Czech Republic - 0.2%
CEZ AS	421	14,420
Komercni Banka AS	190	6,630
Moneta Money Bank AS, 144A	933	4,109

(Cost $23,273)		25,159

Denmark - 0.4%
A.P. Moller - Maersk A/S, Class A	8	10,859
A.P. Moller - Maersk A/S, Class B	11	15,563
Tryg A/S	894	19,014

(Cost $73,202)		45,436

Egypt - 0.0%
Eastern Co. SAE
(Cost $2,753)	2,931	3,431

Finland - 1.4%
Elisa OYJ	369	16,635
Kesko OYJ, Class B	733	14,012
Kone OYJ, Class B	903	44,188
Orion OYJ, Class B	279	10,990
Stora Enso OYJ, Class R	1,455	18,391
UPM-Kymmene OYJ	1,375	46,023

(Cost $163,697)		150,239

France - 9.4%
Amundi SA, 144A	155	10,206
AXA SA	4,719	167,907
Bouygues SA	500	19,787
Cie Generale des Etablissements Michelin SCA	1,761	65,155
Danone SA	1,690	107,938
La Francaise des Jeux SAEM, 144A	274	11,481
Sanofi SA	2,970	282,477
TotalEnergies SE	5,674	362,206

(Cost $958,995)		1,027,157

Germany - 6.1%
Allianz SE	1,023	281,022
Bayerische Motoren Werke AG	829	97,982
Deutsche Post AG	2,589	120,220
Mercedes-Benz Group AG	2,094	166,870

(Cost $555,780)		666,094

Greece - 0.3%
Hellenic Telecommunications Organization SA	484	7,312
JUMBO SA	311	9,100
Motor Oil Hellas Corinth Refineries SA	177	5,057
OPAP SA	450	8,215

(Cost $25,583)		29,684

Hong Kong - 2.7%
Beijing Enterprises Holdings Ltd.	1,330	5,012
Bosideng International Holdings Ltd.	11,745	5,926
China Gas Holdings Ltd.	7,380	6,759
China Medical System Holdings Ltd.	3,469	5,698
China Resources Gas Group Ltd.	2,361	7,147
China Resources Land Ltd.	8,498	26,160
China State Construction International Holdings Ltd.	5,170	5,765
China Taiping Insurance Holdings Co.Ltd.	3,936	3,434
Chow Tai Fook Jewellery Group Ltd.	5,025	7,523
CK Asset Holdings Ltd.	5,250	24,242
CK Infrastructure Holdings Ltd.	1,651	9,711
CLP Holdings Ltd.	4,234	35,289
GCL Technology Holdings Ltd.	56,065	7,806
Guangdong Investment Ltd.	7,997	4,760
Hang Lung Properties Ltd.	5,139	5,553
Henderson Land Development Co. Ltd.	3,929	11,342
HKT Trust & HKT Ltd. (a)	9,898	12,074
Kingboard Holdings Ltd.	1,732	3,403
Orient Overseas International Ltd.	360	5,596
Power Assets Holdings Ltd.	3,631	21,845
Sino Land Co. Ltd.	9,824	10,604
SITC International Holdings Co. Ltd.	3,500	5,758
Sun Hung Kai Properties Ltd.	3,739	37,706
Swire Properties Ltd.	3,065	6,327
Want Want China Holdings Ltd.	12,284	6,778
WH Group Ltd., 144A	21,474	12,947
Yuexiu Property Co. Ltd.	3,748	2,504

(Cost $379,621)		297,669

Hungary - 0.1%
Richter Gedeon Nyrt
(Cost $9,034)	360	9,580

India - 1.4%
Coal India Ltd.	4,026	21,204
GAIL India Ltd.	5,914	12,999
HCL Technologies Ltd.	2,515	50,467
Oil & Natural Gas Corp. Ltd.	8,211	26,203
Petronet LNG Ltd.	1,953	6,441
Power Grid Corp. of India Ltd.	11,978	40,860

(Cost $89,824)		158,174

Indonesia - 1.7%
Aneka Tambang Tbk	20,266	1,883
PT Adaro Energy Indonesia Tbk	36,118	5,562
PT Astra International Tbk	52,469	17,445
PT Bank Mandiri Persero Tbk	97,152	43,275
PT Bank Rakyat Indonesia Persero Tbk	177,654	69,241
PT Indofood Sukses Makmur Tbk	11,419	4,814
PT Telkom Indonesia Persero Tbk	127,987	32,577
PT United Tractors Tbk	4,171	6,244

(Cost $136,203)		181,041

Ireland - 0.3%
Smurfit Kappa Group PLC
(Cost $26,041)	679	28,972

Israel - 1.0%
Bank Hapoalim BM	3,298	31,562
Bank Leumi Le-Israel BM	4,048	33,911
ICL Group Ltd.	2,102	11,117
Israel Discount Bank Ltd., Class A	3,192	16,641
Mizrahi Tefahot Bank Ltd.	396	15,667

(Cost $113,978)		108,898

Italy - 1.1%
Assicurazioni Generali SpA	2,665	63,216
Snam SpA	5,349	25,012
Terna - Rete Elettrica Nazionale	3,678	28,832

(Cost $104,441)		117,060

Japan - 5.1%
AGC, Inc.	500	17,883
Daiwa House Industry Co. Ltd.	1,500	43,396
Iida Group Holdings Co. Ltd.	400	5,162
Isuzu Motors Ltd.	1,500	21,367
Japan Tobacco, Inc.	3,100	80,612
Mitsui Chemicals, Inc.	500	13,857
Mitsui OSK Lines Ltd.	900	30,860
MS&AD Insurance Group Holdings, Inc.	1,135	56,193
Nippon Yusen KK	1,169	37,272
Nomura Real Estate Holdings, Inc.	300	7,462
Obayashi Corp.	1,700	16,464
Sekisui House Ltd.	1,575	35,147
SoftBank Corp.	7,500	98,842
Sompo Holdings, Inc.	777	45,591
SUMCO Corp.	900	14,095
Sumitomo Metal Mining Co. Ltd.	650	16,955
Yamaha Motor Co. Ltd.	2,400	21,479

(Cost $470,679)		562,637

Kazakhstan - 0.0%
Polymetal International PLC*(b)
(Cost $33,157)	1,987	0

Kuwait - 0.1%
Mobile Telecommunications Co. KSCP
(Cost $9,444)	4,965	8,118

Malaysia - 1.0%
Kuala Lumpur Kepong Bhd	1,224	5,778
Malayan Banking Bhd	14,411	28,940
MISC Bhd	3,500	5,605
Petronas Chemicals Group Bhd	7,700	11,358
Petronas Gas Bhd	2,100	7,939
Public Bank Bhd	38,200	35,419
RHB Bank Bhd	3,931	4,639
Sime Darby Bhd	7,500	4,283

(Cost $99,174)		103,961

Mexico - 1.1%
Arca Continental SAB de CV	1,419	15,266
Banco del Bajio SA, 144A	1,919	7,132
Coca-Cola Femsa SAB de CV	1,368	13,335
Grupo Aeroportuario del Centro Norte SAB de CV	725	6,276
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,030	15,189
Grupo Mexico SAB de CV, Series B	8,328	40,375
Kimberly-Clark de Mexico SAB de CV, Class A	3,800	8,434
Orbia Advance Corp. SAB de CV	2,594	4,791
Promotora y Operadora de Infraestructura SAB de CV	548	5,688

(Cost $93,279)		116,486

Netherlands - 2.9%
ASR Nederland NV	415	19,145
Koninklijke Ahold Delhaize NV	2,510	74,750
Koninklijke KPN NV	8,800	32,216
NN Group NV	678	30,272
Randstad NV	292	16,096
Stellantis NV	5,769	150,673

(Cost $258,056)		323,152

New Zealand - 0.1%
Spark New Zealand Ltd.
(Cost $14,432)	4,796	14,814

Norway - 0.5%
Aker BP ASA	828	20,131
Gjensidige Forsikring ASA	532	8,412
Orkla ASA	1,810	12,989
Yara International ASA	431	13,419

(Cost $80,505)		54,951

Philippines - 0.2%
International Container Terminal Services, Inc.	2,730	14,035
Manila Electric Co.	760	5,272
Metropolitan Bank & Trust Co.	4,810	5,305

(Cost $18,848)		24,612

Poland - 0.4%
ORLEN SA	1,553	24,137
Powszechny Zaklad Ubezpieczen SA	1,571	19,346

(Cost $42,728)		43,483

Qatar - 0.4%
Dukhan Bank	5,044	5,763
Industries Qatar QSC	3,942	13,966
Mesaieed Petrochemical Holding Co.	15,076	7,826

Ooredoo QPSC	1,936	6,046
Qatar Electricity & Water Co. QSC	1,214	5,772
Qatar Fuel QSC	1,620	6,656

(Cost $53,983)		46,029

Russia - 0.0%
Alrosa PJSC*(b)	14,479	0
Inter RAO UES PJSC*(b)	188,952	0
LUKOIL PJSC*(b)	2,350	0
MMC Norilsk Nickel PJSC*(b)	361	0
Mobile TeleSystems PJSC, ADR*(b)	2,615	0
Novolipetsk Steel PJSC*(b)	8,593	0
PhosAgro PJSC*(b)	258	0
PhosAgro PJSC, GDR*(b)	2	0
PhosAgro PJSC, GDR*(b)	4	0
Polyus PJSC*(b)	192	0
Severstal PAO*(b)	1,174	0
Tatneft PJSC*(b)	7,791	0

(Cost $520,076)		0

Saudi Arabia - 1.6%
Jarir Marketing Co.	1,500	6,232
Nahdi Medical Co.	95	3,597
Riyad Bank	3,839	31,836
SABIC Agri-Nutrients Co.	626	20,898
Saudi Arabian Oil Co., 144A	6,866	58,036
Saudi Telecom Co.	5,303	60,025

(Cost $179,495)		180,624

Singapore - 2.8%
DBS Group Holdings Ltd.	4,700	116,504
Jardine Cycle & Carriage Ltd.	300	5,678
Oversea-Chinese Banking Corp. Ltd.	8,808	85,027
Singapore Exchange Ltd.	2,341	16,453
Singapore Technologies Engineering Ltd.	4,000	11,840
United Overseas Bank Ltd.	3,300	68,597

(Cost $281,193)		304,099

South Africa - 1.2%
Exxaro Resources Ltd.	615	5,697
FirstRand Ltd.	13,419	45,314
Kumba Iron Ore Ltd.	162	4,534
Nedbank Group Ltd.	1,048	11,974
Sanlam Ltd.	4,700	18,020
Standard Bank Group Ltd.	3,558	37,432
Woolworths Holdings Ltd.	2,377	7,951

(Cost $140,041)		130,922

South Korea - 1.3%
DB Insurance Co. Ltd.*	116	8,607
Kia Corp.*	678	63,391
Korea Zinc Co. Ltd.	22	7,393
KT Corp.	190	5,579
KT&G Corp.	251	17,530
Kumho Petrochemical Co. Ltd.*	41	4,554
LG Uplus Corp.	580	4,495
Samsung Fire & Marine Insurance Co. Ltd.*	79	17,679
Samsung Life Insurance Co. Ltd.	216	15,718

(Cost $111,106)		144,946

Spain - 2.4%
Endesa SA	831	14,964
Iberdrola SA	15,996	183,833
Redeia Corp. SA	1,064	16,926
Repsol SA	3,160	50,353

(Cost $247,940)		266,076

Sweden - 1.7%
Boliden AB	718	18,204
Skanska AB, Class B	895	16,521
SKF AB, Class B	903	19,705
Tele2 AB, Class B	1,413	11,870
Volvo AB, Class A	500	13,955
Volvo AB, Class B	3,999	110,183

(Cost $160,305)		190,438

Switzerland - 12.2%
Adecco Group AG	400	16,094
Baloise Holding AG	121	19,595
Glencore PLC	27,074	128,479
Helvetia Holding AG	100	14,184
Holcim AG	1,358	111,194
Kuehne + Nagel International AG	140	47,316
Novartis AG	5,350	543,719
Partners Group Holding AG	59	85,028
SGS SA	395	38,040
Swiss Re AG	785	95,033
Swisscom AG	68	39,029
Zurich Insurance Group AG	382	203,895

(Cost $1,133,435)		1,341,606

Taiwan - 5.7%
Acer, Inc.	7,095	10,134
ASE Technology Holding Co. Ltd.	7,900	34,740
Compal Electronics, Inc.	10,834	12,510
CTBC Financial Holding Co. Ltd.	46,509	43,258
Hon Hai Precision Industry Co. Ltd.	32,484	105,850
Largan Precision Co. Ltd.	251	20,566
Lite-On Technology Corp.	5,062	17,535
MediaTek, Inc.	3,964	142,962
Micro-Star International Co. Ltd.	2,016	12,182
Nan Ya Printed Circuit Board Corp.	566	3,787
Nien Made Enterprise Co. Ltd.	541	6,324
Novatek Microelectronics Corp.	1,550	29,471
Pegatron Corp.	5,396	14,596
Realtek Semiconductor Corp.	1,317	23,707
Shanghai Commercial & Savings Bank Ltd.	9,786	13,932
SinoPac Financial Holdings Co. Ltd.	27,325	17,376
Synnex Technology International Corp.	3,543	8,720
Unimicron Technology Corp.	3,559	20,210
United Microelectronics Corp.	29,093	44,961
Vanguard International Semiconductor Corp.	2,532	5,783
WPG Holdings Ltd.	3,911	11,482
Yuanta Financial Holding Co. Ltd.	26,739	23,220
Zhen Ding Technology Holding Ltd.	1,772	5,634

(Cost $513,545)		628,940

Thailand - 0.3%
Intouch Holdings PCL, NVDR	2,000	3,778
PTT Exploration & Production PCL	600	2,526
PTT Exploration & Production PCL,NVDR	3,000	12,631
SCB X PCL, NVDR	2,300	7,214
TMBThanachart Bank PCL, NVDR	65,000	3,335

(Cost $27,815)		29,484

Turkey - 0.3%
Akbank TAS	8,378	11,158
Ford Otomotiv Sanayi AS	180	5,864
Turkiye Is Bankasi AS, Class C	23,525	8,364
Yapi ve Kredi Bankasi AS	7,973	5,899

(Cost $20,645)		31,285

United Arab Emirates - 0.8%
Abu Dhabi Islamic Bank PJSC	3,824	11,702
Abu Dhabi National Oil Co. for Distribution PJSC	8,386	7,991
Emaar Properties PJSC	17,442	38,561
Emirates NBD Bank PJSC	4,918	24,504

(Cost $59,342)		82,758

United Kingdom - 8.7%
Admiral Group PLC	675	22,764
Anglo American PLC	3,313	71,285
Barratt Developments PLC	2,524	14,894
Hargreaves Lansdown PLC	923	8,505
Imperial Brands PLC	2,206	47,564
Kingfisher PLC	5,029	14,918
National Grid PLC	9,697	127,262
Rio Tinto PLC	2,934	188,500
Schroders PLC	2,153	10,711
SSE PLC	2,829	58,169
St. James’s Place PLC	1,423	9,054
Tesco PLC	18,493	65,219
Unilever PLC	6,526	319,182

(Cost $1,143,833)		958,027

United States - 0.2%
Southern Copper Corp.
(Cost $12,854)	219	17,708

TOTAL COMMON STOCKS (Cost $10,761,131)		10,707,270

PREFERRED STOCKS - 0.6%
Brazil - 0.2%
Cia Energetica de Minas Gerais	3,555	8,564
Gerdau SA	3,074	13,302

(Cost $20,493)		21,866

Germany - 0.4%
Bayerische Motoren Werke AG	155	16,991
Porsche Automobil Holding SE	408	21,802

(Cost $37,576)		38,793

TOTAL PREFERRED STOCKS (Cost $58,069)		60,659

EXCHANGE-TRADED FUNDS - 0.7%
WisdomTree Emerging Markets High Dividend Fund	400	16,524
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(c)	2,750	66,193

(Cost $82,342)		82,717

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28% (e)
(Cost $12,060)	12,060	12,060

TOTAL INVESTMENTS - 99.1%
(Cost $10,913,602)		$10,862,706
Other assets and liabilities, net - 0.9%		99,028

NET ASSETS - 100.0%		$10,961,734

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 29, 2024 is as follows:

Value ($) at 5/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/29/2024	Value ($) at 2/29/2024
EXCHANGE-TRADED FUNDS - 0.6%
Xtrackers MSCI EAFE High Dividend Yield Equity ETF(c)
50,737	160,292	(147,436)	2,996	(396)	2,255	—	2,750	66,193
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.27%(d)(e)
595,473	—	(595,473)(f)	—	—	558	—	—	—
CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.28%(d)
1,070	630,995	(620,005)	—	—	630	—	12,060	12,060

647,280	791,287	(1,362,914)	2,996	(396)	3,443	—	14,810	78,253

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the year ended February 29, 2024.

ADR:	American Depositary Receipt
GDR:	Global Depositary Receipt
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 29, 2024 the Xtrackers MSCI All World ex US High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Exchange-Traded Funds and Cash Equivalents
Financials	$2,870,764	26.7%
Materials	1,509,415	14.0
Energy	993,429	9.2
Consumer Discretionary	921,878	8.6
Consumer Staples	891,753	8.3
Health Care	865,414	8.0
Industrials	751,612	7.0
Utilities	670,662	6.2
Information Technology	630,946	5.9
Communication Services	440,581	4.1
Real Estate	221,475	2.0

Total	$10,767,929	100.0%

At February 29, 2024, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
EURO STOXX 50 Futures	EUR	1	$49,786	$52,961	3/15/2024	$3,175
Micro EURO STOXX Futures	EUR	2	10,581	10,592	3/15/2024	11
MSCI Emerging Markets Index Future	USD	1	49,479	50,840	3/15/2024	1,361

Total unrealized appreciation						$4,547

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 29, 2024.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2024 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,707,270	$—	$0	$10,707,270
Preferred Stocks(a)	60,659	—	—	60,659
Exchange-Traded Funds	82,717	—	—	82,717
Short-Term Investments(a)	12,060	—	—	12,060
Derivatives(b)
Futures Contracts	4,547	—	—	4,547

TOTAL	$10,867,253	$—	$0	$10,867,253

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HDAW-PH3

R-089711-1 (5/24) DBX005195 (5/24)